Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Equity

Note 13 – Equity

Pursuant to the Amended and Restated Article of Association adopted by a special resolution of the shareholders of the Company dated September 12, 2019, the authorized shares of 50,000,000 ordinary shares were re-designated to 50,000,000 preferred shares of a nominal or par value of USD0.0001 each.

On November 8, 2019, the shareholders of the Company adopted the Second Amended and Restated Articles of Association to effect a 2 for 1 forward share split of the total authorized and issued and outstanding shares of the Company. As a result of the 2 for 1 forward share split, the Company’s total authorized shares are 1,000,000,000 shares comprising of (i) 900,000,000 ordinary shares with a par value of $0.00005 each and (ii) 100,000,000 preferred shares with a par value of $0.00005 each, and the Company’s issued and outstanding ordinary shares increased from 12,400,000 shares to 24,800,000 shares. In addition, all existing shareholders agreed to surrender to the Company as treasury shares, 12.5% of the then outstanding ordinary shares (3,100,000 ordinary shares) for no consideration.

On May 28, 2020, all existing shareholders of the Company agreed to surrender an additional 6,510,000 ordinary shares, or 30% of the Company’s then outstanding ordinary shares, at no consideration to be reserved as treasury shares of the Company.

On December 1, 2020, the Company completed its IPO of 5,065,000 ordinary shares and 59,400 option shares at a public offering price of $4.00 per share, par value US$0.00005 per share, resulting in net proceeds to the Company of approximately $17.3 million after deducting underwriting commission, offering costs and other expenses.

During the year ended December 31, 2020, in connection with the IPO, the Company issued warrants to purchase 409,952 ordinary shares to the underwriters. The underwriters’ warrants have a five-year term and an exercise price of $5.00 per share. On December 17, 2020, the underwriters exercised options to purchase the 409,952 ordinary shares, on a cashless basis, resulting in the issuance of 130,312 ordinary shares.

On December 7, 2021, the Company entered into Securities Purchase Agreements (“Agreements”) with two investors (“Investors”), pursuant to which the Company agreed to sell to the Investors in private placements a total of 600,000 ordinary shares (the “Shares”) of the Company, par value $0.00005 per share, at a purchase price of $5.00 per share for an aggregate offering price of $3,000,000 (the “Private Placements”). In connection with offering, the Company has also agreed to issue the warrants to the Investors to purchase up to an aggregate of 600,000 ordinary shares at an exercise price of $6.00 per share (the “Warrants”). The Warrants have a term of one year and are exercisable by the holder at any time after the date of issuance. The Shares would be issued pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. The Company issued 600,000 shares to investors and recorded net proceed of $2.0 million as of December 31, 2021. Subscription receivable amounted to $1.0 million as of December 31, 2021.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in circumstances outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The Company evaluated its warrants and determined the warrants are indexed to the Company’s own stock as the warrants do not contain any exercise contingencies, the warrants’ settlement amount equals the difference between the fair value of the Company’s common stock price and the warrant contract strike price and the only variables which could affect the settlement amount would be inputs to the fair value for a fixed-for-fixed option on equity shares. The Company also analyzed ASC 815-40-25 to determine whether the warrant contracts should be classified in stockholders’ equity in the Company’s balance sheets and concluded that the warrant contracts meet all of the criteria for classification as equity as the Company is not required to net settle. Based on this analysis, the Company determined the warrant contracts should be classified as equity.

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2021:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2019	-	$-
Issued	409,952	5.00
Exercised	(409,952)	5.00
Expired	-	-

Warrants outstanding, as of December 31, 2020	-	-
Issued	600,000	$6.00
Exercised	-	-
Expired	-	-

Warrants outstanding, as of December 31, 2021	600,000	$6.00

Warrants exercisable, as of December 31, 2021	600,000	$6.00

The remaining contractual life of warrants at December 31, 2021 is 0.93 year.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Oriental Culture, the WFOE, its VIE Jiangsu Yanggu and subsidiaries of Jiangsu Yanggu, Nanjing Yanyu, Nanjing Yanqing, Kashi Longrui, and Kashi Dongfang (collectively “Jiangsu Yanggu PRC entities”) only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Jiangsu Yanggu PRC entities.

Oriental Culture WFOE and Jiangsu Yanggu PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their registered capital. In addition, Oriental Culture WFOE and Jiangsu Yanggu PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by the State Administration of Foreign Exchange (“SAFE”).

As a result of the foregoing restrictions, Oriental Culture WFOE and Jiangsu Yanggu PRC entities are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Oriental Culture WFOE and Jiangsu Yanggu PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2021, amounts restricted are the net assets of Oriental Culture WFOE and Jiangsu Yanggu PRC entities, which amounted to approximately $36,655,000.

Equity Incentive Plan

The Company’s 2021 Omnibus Equity Plan (“the Plan”) was approved by the board of directors on November 8, 2021 by unanimous written consent and approved by the shareholders on December 16, 2021. The Plan allows for awards of up to 4,000,000 ordinary shares. No shares have been granted as of the date of this report.